INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Effective Income Tax Rate

The effective tax rate varies from the maximum federal statutory rate as a result of the following items for the twelve months ended December 31, 2012 and 2013:

	December 31, 2012	December 31, 2013

Tax benefit computed at the maximum federal statutory rate	(34.0)%	(34.0)%

State tax rate, net of federal tax benefit	(4.5)	(4.5)

Increase in valuation allowance	38.5	38.5

Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets

The Company has recorded a valuation allowance to reflect the uncertainty of the ultimate utilization of the deferred tax assets as follows:

	December 31, 2012	December 31, 2013

Deferred tax assets	$4,409,729	$7,112,381

Less valuation allowance	(4,409,729)	(7,112,381)

Net deferred tax assets	$—	$—